Fees Summary	Mar. 05, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 52,580,000
Previously Paid Amount	0
Total Fee Amount	8,050.00
Total Offset Amount	0
Net Fee	$ 8,050.00